Debt (Details Textual 1) € in Thousands, CAD in Thousands	Jul. 16, 2015 USD ($) subsidiary option	Nov. 14, 2012 USD ($)	Apr. 23, 2012 USD ($)	Jan. 30, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 18, 2013 CAD	Sep. 19, 2012 EUR (€)	Jul. 08, 2011 USD ($)
Debt (Textual) [Abstract]
Short-term borrowing outstanding					$ 39,462,000	$ 679,436,000	$ 96,551,000
Long-term borrowing outstanding					0	0	$ 0
Five Year Senior Unsecured Revolving Credit Agreement [Member]
Debt (Textual) [Abstract]
Maximum borrowing capacity										$ 1,050,000,000
Three year credit agreement [Member]
Debt (Textual) [Abstract]
Term (in years)		3 years
Maximum borrowing capacity		$ 250,000,000
Line of Credit [Member]
Debt (Textual) [Abstract]
Number of subsidiaries | subsidiary	3
Term (in years)	5 years
Maximum borrowing capacity	$ 1,350,000,000
Number of extension options | option	2
Term of extension options (in years)	1 year
Maximum borrowing capacity pursuant to extension options	$ 1,850,000,000.000
Sherwin Williams Canada Inc [Member]
Debt (Textual) [Abstract]
Maximum borrowing capacity | CAD								CAD 150,000
Sherwin Williams Luxembourg [Member]
Debt (Textual) [Abstract]
Maximum borrowing capacity | €									€ 95,000
Short-term borrowing outstanding					$ 21,715,000
Weighted average interest rate (percentage)					0.90%
Domestic Commercial Paper Program [Member]
Debt (Textual) [Abstract]
Short-term borrowing outstanding					$ 0	$ 625,860,000
Weighted average interest rate (percentage)						0.30%
Foreign Programs [Member]
Debt (Textual) [Abstract]
Short-term borrowing outstanding					$ 17,747,000
Weighted average interest rate (percentage)					14.40%
Five Year Agreement Dated January 30, 2012 [Member]
Debt (Textual) [Abstract]
Term (in years)				5 years
Maximum borrowing capacity				$ 500,000,000
Five year agreement dated April 23, 2012 [Member]
Debt (Textual) [Abstract]
Term (in years)			5 years
Maximum borrowing capacity			$ 250,000,000